Components of Net Deferred Tax Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Unearned premiums reserve	$ 319.1	$ 302.3
Investment basis differences	246.1	286.3
Non-deductible accruals	172.1	158.9
Loss and loss adjustment expense reserves	113.6	120.4
Other	5.2	5.0
Deferred tax liabilities:
Net unrealized gains on securities	(367.7)	(413.2)
Hedges on forecasted transactions	(4.3)	(7.9)
Deferred acquisition costs	(151.8)	(146.0)
Property and equipment	(109.9)	(105.4)
Prepaid expenses	(16.1)	(12.6)
Deferred gain on extinguishment of debt	(5.8)	(5.8)
Other	(4.5)	(3.8)
Net deferred tax asset	196.0	178.2
Net income taxes recoverable (payable)	12.0	10.8
Income taxes	$ 208.0	$ 189.0